Funds from proposed share subscription	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Funds from proposed share subscription

10.	FUNDS FROM PROPOSED SHARE SUBSCRIPTION

	2025	2024
Proceeds from proposed share subscription	-	7,729,503
	-	7,729,503

On 14 March 2024, 7,101,791 shares were offered to the public at R1 per ordinary share in order to raise funds to acquire businesses relating to the manufacturing of Cannabis related medicines.

The share subscription was finalised in June 2024 and all shares were converted into share capital upon fulfillment of all administrative functions by shareholders.

6. FUNDS FROM PROPOSED SHARE SUBSCRIPTION

Proceeds from proposed share subscription	7,729,503	-
	7,729,503	-

On 14 March 2024, 7,101,791 shares were offered to the public at R1 per ordinary share in order to raise funds to acquire businesses relating to the manufacturing of Cannabis related medicines. As at 31 March 2024 the subscription and share issue process had not yet been concluded due to various administrative requirements which still need to be finalised, therefore the funds received have been recognised as an asset forming part of cash and cash equivalents and the corresponding liability has been recognised as noted above. Until such time as the company has concluded the IPO process and issued the ordinary shares there is a contractual obligation to repay the cash and cash equivalents from the proposed share subscription. The cash and cash equivalents in the same amount as the above recognised proceeds from proposed share subscription is restricted cash and therefore ringfenced until such time as the share subscription process if finalised.